Consolidated Statements of Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	5 Months Ended	12 Months Ended	1 Months Ended		5 Months Ended
	Apr. 30, 2011 Common stock [Member]	Apr. 30, 2012 Common stock [Member]	Dec. 17, 2010 Founder [Member]	Dec. 20, 2010 Founder [Member]	Apr. 30, 2011 Founder [Member]
Equity issuance, per share amount	$ 0.15	$ 0.15	$ 0.0001	$ 0.0001	$ 0.0001